Equity	3 Months Ended	12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012
Equity

4.    Equity

Dividends

On November 26, 2012, the Company’s board of directors declared a quarterly dividend on ADT’s common stock of $0.125 per share. This dividend was paid on December 18, 2012 to stockholders of record on December 10, 2012.

Share Repurchase Program

On November 26, 2012, the Company’s board of directors approved $2 billion of share repurchases over the next three years. Pursuant to this approval, we initiated a $100 million share repurchase plan in accordance with Rule 10b5-1 of the Securities Exchange Act of 1934, as amended (the “10b5-1 Plan”). During December 2012, the Company repurchased 0.6 million shares of its common stock at an average price of $45.27 per share under the 10b5-1 Plan. These repurchases totaled approximately $26 million, with $8 million paid in cash during the period. These repurchases were treated as effective retirements of the purchased shares and therefore reduced reported shares issued and outstanding by the number of shares repurchased. In addition, the Company recorded the excess of the purchase price over the par value of the common stock as a reduction to additional paid-in capital.

Other

During the quarter ended December 28, 2012, the Company made adjustments to additional paid-in capital, which primarily resulted from the receipt of cash from Tyco related to the allocation of funds in accordance with the 2012 Separation and Distribution Agreement.

12.	Equity

Authorized Capital Stock

Immediately following the Separation, the Company’s authorized capital stock consisted of 1,000,000,000 shares of common stock, par value $0.01 per share, and 50,000,000 shares of preferred stock, par value $0.01 per share.

Common Stock

Shares Outstanding—On September 28, 2012, Tyco completed a distribution of one common share of ADT for every two common shares of Tyco. Following the Separation, the Company had 231,094,332 common shares outstanding at a par value of $0.01 per share.

Dividends—Holders of shares of the Company’s common stock are entitled to receive dividends when, as and if declared by its board of directors out of funds legally available for that purpose. Future dividends are dependent on the Company’s financial condition and results of operations, the capital requirements of its business, covenants associated with debt obligations, legal requirements, regulatory constraints, industry practice and other factors deemed relevant by its board of directors.

Voting Rights—The holders of the Company’s common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the shareholders.

Other Rights—Subject to any preferential liquidation rights of holders of preferred stock that may be outstanding, upon the Company’s liquidation, dissolution or winding-up, the holders of ADT common stock are entitled to share ratably in the Company’s assets legally available for distribution to its shareholders.

Fully Paid—The issued and outstanding shares of the Company’s common stock are fully paid and non-assessable. Any additional shares of common stock that the Company may issue in the future will also be fully paid and non-assessable.

The holders of the Company’s common stock do not have preemptive rights or preferential rights to subscribe for shares of its capital stock.

Preferred Stock

The Company’s certificate of incorporation authorizes its board of directors to designate and issue from time to time one or more series of preferred stock without shareholder approval. The board of directors may fix and determine the preferences, limitations and relative rights of each series of preferred stock. As of September 28, 2012, there were 50,000,000 shares of $0.01 par value preferred stock authorized of which none were outstanding. The Company does not currently plan to issue any shares of preferred stock.

Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income are as follows ($ in millions):

	Currency Translation Adjustments	Retirement Plans(1)	Accumulated Other Comprehensive Income
Balance as of September 25, 2009	$85	$(17)	$68
Pre-tax current period change	12	(1)	11

Balance as of September 24, 2010	97	(18)	79
Pre-tax current period change	3	(5)	(2)
Income tax benefit	—	2	2

Balance as of September 30, 2011	100	(21)	79
Pre-tax current period change	17	(5)	12
Income tax benefit	—	2	2

Balance as of September 28, 2012	$117	$(24)	$93

(1)	The balances of deferred pension losses as of September 28, 2012, September 30, 2011 and September 24, 2010 are reflected net of tax benefit of $15 million, $13 million and $11 million, respectively.